Quarterly Report
June 30, 2022
State Street Institutional Funds

State Street Institutional Funds
Quarterly Report
June 30, 2022
Table of Contents (Unaudited)

State Street Institutional U.S. Equity Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 95.4% †
Aerospace & Defense - 0.7%
Raytheon Technologies Corp.	13,983	$1,343,906
Apparel Retail - 0.8%
Ross Stores Inc.	22,093	1,551,591
Application Software - 2.9%
Adobe Inc. (a)	2,471	904,534
Intuit Inc.	890	343,042
salesforce.com Inc. (a)	19,523	3,222,076
Splunk Inc. (a)	10,783	953,864
		5,423,516
Asset Management & Custody Banks - 0.1%
Blackstone Inc.	2,495	227,619
Auto Parts & Equipment - 0.5%
Magna International Inc.	18,502	1,015,760
Automobile Manufacturers - 0.9%
Ford Motor Co.	74,736	831,811
Tesla Inc. (a)	1,216	818,879
		1,650,690
Automotive Retail - 0.8%
O'Reilly Automotive Inc. (a)	2,285	1,443,572
Biotechnology - 1.7%
BioMarin Pharmaceutical Inc. (a)	9,932	823,065
Vertex Pharmaceuticals Inc. (a)	8,080	2,276,863
		3,099,928
Building Products - 0.7%
Allegion PLC	4,580	448,382
Trane Technologies PLC	7,228	938,700
		1,387,082
Cable & Satellite - 1.4%
Charter Communications Inc., Class A (a)	1,082	506,950
Comcast Corp., Class A	52,926	2,076,816
		2,583,766
Communications Equipment - 0.1%
Cisco Systems Inc.	6,023	256,821
Construction Materials - 0.3%
Martin Marietta Materials Inc.	1,615	483,273
Data Processing & Outsourced Services - 5.7%
Fidelity National Information Services Inc.	24,738	2,267,732
Mastercard Inc., Class A	11,443	3,610,038
PayPal Holdings Inc. (a)	2,040	142,474
Visa Inc., Class A	23,229	4,573,558
		10,593,802
Diversified Banks - 1.5%
JPMorgan Chase & Co.	24,775	2,789,913
Diversified Support Services - 0.4%
Cintas Corp.	2,074	774,701
Electric Utilities - 2.1%
NextEra Energy Inc.	51,774	4,010,414
	Number of Shares	Fair Value
Electrical Components & Equipment - 0.1%
Generac Holdings Inc. (a)	1,114	$234,586
Electronic Components - 1.2%
Amphenol Corp., Class A	26,597	1,712,315
Corning Inc.	19,799	623,866
		2,336,181
Environmental & Facilities Services - 0.5%
Waste Management Inc.	6,639	1,015,634
Financial Exchanges & Data - 2.1%
CME Group Inc.	5,683	1,163,310
S&P Global Inc.	8,279	2,790,520
		3,953,830
Footwear - 0.1%
NIKE Inc., Class B	1,629	166,484
Healthcare Equipment - 3.4%
Becton Dickinson & Co.	2,624	646,895
Boston Scientific Corp. (a)	61,040	2,274,961
Edwards Lifesciences Corp. (a)	5,260	500,173
IDEXX Laboratories Inc. (a)	1,282	449,636
Medtronic PLC	15,088	1,354,148
Teleflex Inc.	1,699	417,699
Zimmer Biomet Holdings Inc.	7,414	778,915
		6,422,427
Healthcare Services - 0.4%
Cigna Corp.	2,924	770,532
Home Improvement Retail - 1.6%
Lowe's Companies Inc.	13,394	2,339,530
The Home Depot Inc.	2,058	564,448
		2,903,978
Hotels, Resorts & Cruise Lines - 0.4%
Marriott International Inc., Class A	4,935	671,209
Household Products - 1.4%
Colgate-Palmolive Co.	9,373	751,152
The Procter & Gamble Co.	12,890	1,853,453
		2,604,605
Hypermarkets & Super Centers - 1.0%
Costco Wholesale Corp.	1,283	614,916
Walmart Inc.	9,644	1,172,518
		1,787,434
Industrial Conglomerates - 1.4%
Honeywell International Inc.	15,007	2,608,367
Industrial Gases - 1.5%
Air Products & Chemicals Inc.	11,324	2,723,196
Industrial Machinery - 1.2%
Parker-Hannifin Corp.	8,616	2,119,967
Xylem Inc.	2,424	189,508
		2,309,475
Insurance Brokers - 0.3%
Marsh & McLennan Companies Inc.	3,610	560,452

See Notes to Schedule of Investments.
State Street Institutional U.S. Equity Fund	1

State Street Institutional U.S. Equity Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Integrated Oil & Gas - 0.8%
Chevron Corp.	10,614	$1,536,695
Interactive Home Entertainment - 0.3%
Activision Blizzard Inc.	6,493	505,545
Interactive Media & Services - 6.3%
Alphabet Inc., Class C (a)	1,095	2,395,258
Alphabet Inc., Class A (a)	3,029	6,600,978
Meta Platforms Inc., Class A (a)	17,075	2,753,344
		11,749,580
Internet & Direct Marketing Retail - 3.8%
Amazon.com Inc. (a)(b)	66,840	7,099,076
Investment Banking & Brokerage - 1.2%
The Charles Schwab Corp.	35,984	2,273,469
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	2,420	671,913
Life & Health Insurance - 0.1%
Lincoln National Corp.	4,703	219,959
Life Sciences Tools & Services - 1.3%
IQVIA Holdings Inc. (a)	10,880	2,360,851
Managed Healthcare - 2.7%
Humana Inc.	1,856	868,738
UnitedHealth Group Inc.	8,227	4,225,634
		5,094,372
Movies & Entertainment - 0.9%
The Walt Disney Co. (a)	16,879	1,593,378
Multi-Line Insurance - 0.3%
American International Group Inc.	10,992	562,021
Multi-Sector Holdings - 1.2%
Berkshire Hathaway Inc., Class B (a)	8,542	2,332,137
Multi-Utilities - 0.8%
Sempra Energy	10,029	1,507,058
Oil & Gas Equipment & Services - 0.6%
Schlumberger N.V.	32,798	1,172,856
Oil & Gas Exploration & Production - 2.4%
ConocoPhillips	36,129	3,244,746
Pioneer Natural Resources Co.	5,903	1,316,841
		4,561,587
Packaged Foods & Meats - 0.7%
Mondelez International Inc., Class A	21,158	1,313,700
Personal Products - 0.4%
The Estee Lauder Companies Inc., Class A	2,996	762,991
Pharmaceuticals - 5.7%
AstraZeneca PLC ADR	11,304	746,855
Bristol-Myers Squibb Co.	16,283	1,253,791
Elanco Animal Health Inc. (a)	20,418	400,805
Johnson & Johnson	27,134	4,816,557
	Number of Shares	Fair Value
Merck & Company Inc.	37,623	$3,430,089
		10,648,097
Property & Casualty Insurance - 1.2%
Chubb Ltd.	11,562	2,272,858
Railroads - 0.7%
Union Pacific Corp.	5,938	1,266,457
Regional Banks - 2.5%
First Republic Bank	18,329	2,643,042
Regions Financial Corp.	34,636	649,425
SVB Financial Group (a)	3,292	1,300,307
		4,592,774
Restaurants - 0.7%
McDonald's Corp.	5,325	1,314,636
Semiconductor Equipment - 1.3%
Applied Materials Inc.	25,742	2,342,007
Semiconductors - 4.6%
Advanced Micro Devices Inc. (a)	34,602	2,646,015
NVIDIA Corp.	10,698	1,621,710
QUALCOMM Inc.	25,915	3,310,382
Texas Instruments Inc.	7,285	1,119,340
		8,697,447
Soft Drinks - 1.2%
Monster Beverage Corp. (a)	6,567	608,761
PepsiCo Inc.	9,811	1,635,101
		2,243,862
Specialized REITs - 1.6%
American Tower Corp.	11,689	2,987,592
Specialty Chemicals - 0.7%
DuPont de Nemours Inc.	8,191	455,256
Ecolab Inc.	2,513	386,399
PPG Industries Inc.	4,372	499,894
		1,341,549
Systems Software - 7.3%
Microsoft Corp.	44,635	11,463,607
Oracle Corp.	9,885	690,665
ServiceNow Inc. (a)	3,021	1,436,546
		13,590,818
Technology Hardware, Storage & Peripherals - 5.2%
Apple Inc. (b)	71,109	9,722,022
Trading Companies & Distributors - 1.0%
United Rentals Inc. (a)	7,899	1,918,746
Trucking - 0.0% *
Lyft Inc., Class A (a)	5,824	77,343
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc. (a)	4,248	571,526
Total Common Stock (Cost $139,398,999)		178,609,666

See Notes to Schedule of Investments.
2	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund
Schedule of Investments
June 30, 2022 (Unaudited)

	Number of Shares	Fair Value
Short-Term Investments - 4.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.47% (c)(d) (Cost $7,636,310)	7,636,310	$7,636,310
Total Investments (Cost $147,035,309)		186,245,976
Other Assets and Liabilities, net - 0.5%		872,317
NET ASSETS - 100.0%		$187,118,293

Other Information:

The Fund had the following long futures contracts open at June 30, 2022:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	September 2022	34	$6,369,237	$6,442,150	$72,913
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At June 30, 2022, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2022.
*	Less than 0.05%.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$178,609,666	$—	$—	$178,609,666
Short-Term Investments	7,636,310	—	—	7,636,310
Total Investments in Securities	$186,245,976	$—	$—	$186,245,976
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	72,913	—	—	72,913
Total Other Financial Instruments	$72,913	$—	$—	$72,913

Affiliate Table

	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	9,885,922	$9,885,922	$40,782,729	$43,032,341	$—	$—	7,636,310	$7,636,310	$16,606
See Notes to Schedule of Investments.
State Street Institutional U.S. Equity Fund	3

State Street Institutional Premier Growth Equity Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 96.2% †
Apparel Retail - 1.6%
Ross Stores Inc.	6,898	$484,447
Application Software - 5.2%
Adobe Inc. (a)	1,300	475,878
salesforce.com Inc. (a)	4,310	711,322
Splunk Inc. (a)	4,934	436,462
		1,623,662
Automobile Manufacturers - 0.9%
Tesla Inc. (a)	438	294,958
Biotechnology - 2.8%
BioMarin Pharmaceutical Inc. (a)	5,095	422,223
Vertex Pharmaceuticals Inc. (a)	1,631	459,599
		881,822
Cable & Satellite - 1.4%
Charter Communications Inc., Class A (a)	899	421,209
Data Processing & Outsourced Services - 10.5%
Fidelity National Information Services Inc.	4,657	426,907
Mastercard Inc., Class A	3,088	974,202
PayPal Holdings Inc. (a)	5,967	416,736
Visa Inc., Class A	7,336	1,444,385
		3,262,230
Financial Exchanges & Data - 1.5%
S&P Global Inc.	1,374	463,120
Healthcare Equipment - 1.7%
Boston Scientific Corp. (a)	13,917	518,687
Home Improvement Retail - 1.8%
Lowe's Companies Inc.	3,270	571,171
Industrial Conglomerates - 1.2%
Honeywell International Inc.	2,100	365,001
Industrial Machinery - 1.9%
Parker-Hannifin Corp.	2,342	576,249
Interactive Media & Services - 10.8%
Alphabet Inc., Class C (a)	885	1,935,893
Alphabet Inc., Class A (a)	322	701,722
Meta Platforms Inc., Class A (a)	4,472	721,110
		3,358,725
Internet & Direct Marketing Retail - 7.6%
Amazon.com Inc. (a)	19,853	2,108,587
Chewy Inc., Class A (a)	6,956	241,513
		2,350,100
	Number of Shares	Fair Value
Investment Banking & Brokerage - 1.4%
The Charles Schwab Corp.	7,069	$446,619
Life Sciences Tools & Services - 2.0%
IQVIA Holdings Inc. (a)	2,861	620,808
Managed Healthcare - 3.0%
UnitedHealth Group Inc.	1,804	926,589
Pharmaceuticals - 1.2%
Elanco Animal Health Inc. (a)	18,572	364,568
Regional Banks - 1.3%
First Republic Bank	2,908	419,334
Semiconductor Equipment - 1.8%
Applied Materials Inc. (b)	5,981	544,151
Semiconductors - 6.8%
Advanced Micro Devices Inc. (a)	8,299	634,625
NVIDIA Corp.	3,189	483,420
QUALCOMM Inc.	7,804	996,883
		2,114,928
Soft Drinks - 1.8%
Monster Beverage Corp. (a)	5,960	552,492
Specialized REITs - 2.1%
American Tower Corp.	2,527	645,876
Systems Software - 14.0%
Microsoft Corp.	14,334	3,681,401
ServiceNow Inc. (a)	1,405	668,106
		4,349,507
Technology Hardware, Storage & Peripherals - 10.0%
Apple Inc.	22,817	3,119,540
Trading Companies & Distributors - 1.5%
United Rentals Inc. (a)	1,877	455,942
Trucking - 0.4%
Lyft Inc., Class A (a)	10,258	136,226
Total Common Stock (Cost $25,934,821)		29,867,961
Short-Term Investments - 3.6%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.47% (b)(c)(d) (Cost $1,119,381)	1,119,381	1,119,381
Total Investments (Cost $27,054,202)		30,987,342
Other Assets and Liabilities, net - 0.2%		56,705
NET ASSETS - 100.0%		$31,044,047

Other Information:

The Fund had the following long futures contracts open at June 30, 2022:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	September 2022	4	$757,094	$757,900	$806
See Notes to Schedule of Investments.
4	State Street Institutional Premier Growth Equity Fund

State Street Institutional Premier Growth Equity Fund
Schedule of Investments
June 30, 2022 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At June 30, 2022, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2022.

Abbreviations:
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$29,867,961	$—	$—	$29,867,961
Short-Term Investments	1,119,381	—	—	1,119,381
Total Investments in Securities	$30,987,342	$—	$—	$30,987,342
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	806	—	—	806
Total Other Financial Instruments	$806	$—	$—	$806

Affiliate Table

	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,877,600	$1,877,600	$12,146,666	$12,904,885	$—	$—	1,119,381	$1,119,381	$1,974
The Consumer Discretionary Select Sector SPDR Fund	12,585	2,258,378	—	2,253,767	250,871	(255,482)	—	—	—
The Technology Select Sector SPDR Fund	5,819	868,893	—	858,319	110,117	(120,691)	—	—	—
TOTAL		$5,004,871	$12,146,666	$16,016,971	$360,988	$(376,173)		$1,119,381	$1,974
See Notes to Schedule of Investments.
State Street Institutional Premier Growth Equity Fund	5

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 94.1% †
Aerospace & Defense - 0.2%
Woodward Inc.	24,159	$2,234,466
Agricultural & Farm Machinery - 0.8%
AGCO Corp. (a)	84,219	8,312,415
Agricultural Products - 1.3%
Darling Ingredients Inc. (b)	212,181	12,688,424
Airlines - 0.0% *
Allegiant Travel Co. (a)(b)	3,230	365,281
Aluminum - 0.0% *
Alcoa Corp. (a)	9,843	448,644
Apparel Retail - 0.4%
American Eagle Outfitters Inc.	157,505	1,760,906
The Buckle Inc.	83,721	2,318,234
		4,079,140
Application Software - 5.6%
ACI Worldwide Inc. (a)(b)	147,497	3,818,697
Alarm.com Holdings Inc. (b)	26,538	1,641,641
Altair Engineering Inc., Class A (a)(b)	60,570	3,179,925
Asana Inc., Class A (b)	65,000	1,142,700
Avalara Inc. (b)	9,966	703,600
Blackbaud Inc. (b)	108,008	6,272,025
Blackline Inc. (b)	121,485	8,090,901
Envestnet Inc. (b)	41,500	2,189,955
Five9 Inc. (b)	8,085	736,867
Freshworks Inc., Class A Revenue (b)	254,000	3,340,100
Model N Inc. (b)	31,254	799,477
New Relic Inc. (b)	112,000	5,605,600
Paycor HCM Inc.	21,324	554,424
Paylocity Holding Corp. (b)	9,810	1,711,060
Pegasystems Inc.	18,243	872,745
PROS Holdings Inc. (b)	18,583	487,432
Q2 Holdings Inc. (b)	115,500	4,454,835
SPS Commerce Inc. (b)	20,197	2,283,271
The Descartes Systems Group Inc. (b)	17,086	1,060,357
Vertex Inc., Class A (b)	110,024	1,246,572
Workiva Inc. (b)	83,876	5,534,977
		55,727,161
Auto Parts & Equipment - 1.5%
Dana Inc.	127,012	1,787,059
Dorman Products Inc. (b)	98,829	10,842,530
Gentex Corp.	35,259	986,194
LCI Industries	12,187	1,363,481
		14,979,264
Automobile Manufacturers - 0.8%
Thor Industries Inc.	102,778	7,680,600
Automotive Retail - 1.8%
America's Car-Mart Inc. (b)	15,565	1,565,839
Group 1 Automotive Inc.	27,647	4,694,461
Monro Inc.	39,703	1,702,465
Murphy USA Inc.	41,828	9,740,486
		17,703,251
Biotechnology - 0.9%
Avid Bioservices Inc. (b)	130,949	1,998,282
	Number of Shares	Fair Value
Emergent BioSolutions Inc. (b)	67,910	$2,107,926
Halozyme Therapeutics Inc. (b)	42,272	1,859,968
Heron Therapeutics Inc. (b)	393,793	1,098,683
Veracyte Inc. (b)	90,500	1,800,950
		8,865,809
Brewers - 0.5%
The Boston Beer Company Inc., Class A (b)	17,300	5,241,381
Building Products - 1.1%
CSW Industrials Inc.	33,500	3,451,505
Gibraltar Industries Inc. (b)	75,548	2,927,485
Hayward Holdings Inc. (b)	95,500	1,374,245
Insteel Industries Inc.	31,061	1,045,824
UFP Industries Inc.	26,873	1,831,126
		10,630,185
Commodity Chemicals - 0.1%
Hawkins Inc.	35,707	1,286,523
Communications Equipment - 0.2%
Cambium Networks Corp. (b)	50,249	736,148
Extreme Networks Inc. (b)	135,461	1,208,312
Lumentum Holdings Inc. (b)	5,035	399,880
		2,344,340
Computer & Electronics Retail - 0.1%
Rent-A-Center Inc.	48,602	945,309
Construction & Engineering - 1.8%
Dycom Industries Inc. (b)	145,285	13,517,316
IES Holdings Inc. (b)	27,506	829,856
Valmont Industries Inc.	9,600	2,156,448
WillScot Mobile Mini Holdings Corp. (b)	53,863	1,746,239
		18,249,859
Construction Machinery & Heavy Trucks - 0.7%
Alamo Group Inc. (a)	18,901	2,200,644
Astec Industries Inc.	34,809	1,419,511
The Greenbrier Companies Inc.	49,261	1,772,903
Wabash National Corp.	142,085	1,929,514
		7,322,572
Construction Materials - 0.1%
Eagle Materials Inc.	9,811	1,078,621
Consumer Finance - 0.2%
PRA Group Inc. (b)	25,576	929,943
PROG Holdings Inc. (b)	92,675	1,529,138
		2,459,081
Data Processing & Outsourced Services - 0.9%
CSG Systems International Inc.	75,798	4,523,625
Shift4 Payments Inc., Class A (b)	22,010	727,650
Verra Mobility Corp. (b)	234,962	3,691,253
		8,942,528
Distillers & Vintners - 1.7%
MGP Ingredients Inc.	170,190	17,034,317
Distributors - 0.7%
LKQ Corp.	137,986	6,773,733

See Notes to Schedule of Investments.
6	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Diversified Metals & Mining - 0.2%
Compass Minerals International Inc.	43,587	$1,542,544
Materion Corp.	11,059	815,380
		2,357,924
Diversified REITs - 0.3%
Alpine Income Property Trust Inc.	70,720	1,267,303
American Assets Trust Inc.	49,747	1,477,486
Essential Properties Realty Trust Inc.	32,864	706,247
		3,451,036
Diversified Support Services - 2.4%
Healthcare Services Group Inc.	190,480	3,316,257
IAA Inc. (b)	105,773	3,466,181
Matthews International Corp., Class A	70,230	2,013,494
Ritchie Bros Auctioneers Inc.	216,298	14,072,348
UniFirst Corp.	6,587	1,134,150
		24,002,430
Education Services - 0.6%
Grand Canyon Education Inc. (b)	21,030	1,980,816
Stride Inc. (b)	98,635	4,023,321
		6,004,137
Electric Utilities - 0.9%
ALLETE Inc. (a)	12,861	755,970
IDACORP Inc.	79,198	8,388,652
		9,144,622
Electrical Components & Equipment - 0.4%
Acuity Brands Inc. (a)	5,928	913,149
Atkore Inc. (b)	12,632	1,048,582
Regal Rexnord Corp.	15,496	1,759,106
		3,720,837
Electronic Components - 1.4%
Belden Inc.	123,242	6,565,101
II-VI Inc. (b)	28,045	1,428,893
Littelfuse Inc.	22,966	5,834,283
		13,828,277
Electronic Equipment & Instruments - 0.8%
National Instruments Corp.	132,269	4,130,761
Novanta Inc. (b)	31,000	3,759,370
		7,890,131
Electronic Manufacturing Services - 0.2%
Plexus Corp. (b)	19,829	1,556,576
Environmental & Facilities Services - 0.6%
Clean Harbors Inc. (b)	49,690	4,356,322
Montrose Environmental Group Inc. (b)	57,500	1,941,200
		6,297,522
Food Distributors - 0.4%
Performance Food Group Co. (b)	85,515	3,931,980
Footwear - 0.6%
Deckers Outdoor Corp. (b)	14,590	3,725,556
	Number of Shares	Fair Value
Wolverine World Wide Inc.	91,330	$1,841,213
		5,566,769
General Merchandise Stores - 0.1%
Ollie's Bargain Outlet Holdings Inc. (b)	15,937	936,299
Health Care REITs - 0.2%
Community Healthcare Trust Inc.	54,175	1,961,677
Healthcare Distributors - 0.7%
AdaptHealth Corp. (a)(b)	190,111	3,429,602
Covetrus Inc. (b)	166,270	3,450,103
		6,879,705
Healthcare Equipment - 4.0%
AtriCure Inc. (b)	74,000	3,023,640
Axonics Inc. (b)	50,500	2,861,835
Cardiovascular Systems Inc. (b)	113,000	1,622,680
CONMED Corp.	61,000	5,841,360
Glaukos Corp. (b)	16,268	738,892
Globus Medical Inc., Class A (b)	79,500	4,463,130
Heska Corp. (b)	8,635	816,094
Integra LifeSciences Holdings Corp. (b)	124,000	6,699,720
LeMaitre Vascular Inc.	20,904	952,177
Masimo Corp. (b)	6,000	784,020
Omnicell Inc. (b)	38,009	4,323,524
Outset Medical Inc. (b)	79,000	1,173,940
Penumbra Inc. (b)	28,000	3,486,560
SI-BONE Inc. (b)	83,500	1,102,200
Tandem Diabetes Care Inc. (b)	44,500	2,633,955
		40,523,727
Healthcare Facilities - 1.2%
Acadia Healthcare Company Inc. (a)(b)	100,479	6,795,395
Hanger Inc. (b)	150,890	2,160,745
The Ensign Group Inc.	24,972	1,834,693
The Pennat Group Inc. (b)	37,618	481,886
U.S. Physical Therapy Inc.	11,073	1,209,172
		12,481,891
Healthcare Services - 1.4%
Addus HomeCare Corp. (a)(b)	21,107	1,757,791
Amedisys Inc. (b)	17,499	1,839,495
AMN Healthcare Services Inc. (b)	33,605	3,686,805
Castle Biosciences Inc. (b)	80,540	1,767,853
Chemed Corp.	2,883	1,353,251
MEDNAX Inc. (b)	83,944	1,763,663
Oak Street Health Inc. (b)	30,668	504,182
Privia Health Group Inc. (b)	52,884	1,539,982
		14,213,022
Healthcare Supplies - 0.6%
BioLife Solutions Inc. (b)	127,650	1,762,847
ICU Medical Inc. (b)	6,552	1,077,083
Neogen Corp. (b)	31,625	761,846
OrthoPediatrics Corp. (b)	15,140	653,291
Pulmonx Corp. (b)	99,500	1,464,640
		5,719,707

See Notes to Schedule of Investments.
State Street Institutional Small-Cap Equity Fund	7

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Healthcare Technology - 1.0%
Certara Inc. (b)	44,293	$950,528
Definitive Healthcare Corp. (b)	38,119	874,069
Inspire Medical Systems Inc. (b)	31,500	5,754,105
NextGen Healthcare Inc. (b)	97,760	1,704,934
Phreesia Inc. (b)	25,690	642,507
		9,926,143
Home Building - 0.7%
Cavco Industries Inc. (b)	8,391	1,644,552
Green Brick Partners Inc. (b)	65,292	1,277,764
Taylor Morrison Home Corp. (b)	122,776	2,868,047
TopBuild Corp. (b)	9,035	1,510,291
		7,300,654
Home Furnishing Retail - 0.2%
The Aaron's Company Inc. (a)	130,043	1,892,126
Home Improvement Retail - 0.1%
Floor & Decor Holdings Inc., Class A (b)	20,358	1,281,740
Hotel & Resort REITs - 0.5%
RLJ Lodging Trust	299,356	3,301,896
Sunstone Hotel Investors Inc. (b)	154,128	1,528,950
		4,830,846
Household Appliances - 0.1%
Helen of Troy Ltd. (b)	8,826	1,433,431
Household Products - 0.3%
Central Garden & Pet Co., Class A (b)	75,000	3,000,750
Industrial Machinery - 7.9%
Albany International Corp., Class A (a)	23,000	1,812,170
Altra Industrial Motion Corp. (a)	269,539	9,501,250
Barnes Group Inc.	216,107	6,729,572
Chart Industries Inc. (b)	6,994	1,170,656
Crane Holdings Co.	102,720	8,994,163
Enerpac Tool Group Corp.	513,037	9,757,964
ESCO Technologies Inc.	56,000	3,828,720
Evoqua Water Technologies Corp. (b)	194,000	6,306,940
John Bean Technologies Corp.	74,000	8,171,080
Kadant Inc.	6,642	1,211,169
Kornit Digital Ltd. (b)	22,215	704,215
Mueller Industries Inc.	92,496	4,929,112
Proto Labs Inc. (b)	5,992	286,657
RBC Bearings Inc. (b)	17,000	3,144,150
Standex International Corp.	28,000	2,373,840
The Timken Co.	191,351	10,151,170
		79,072,828
Industrial REITs - 0.7%
EastGroup Properties Inc.	42,093	6,496,213
Innovative Industrial Properties Inc.	3,501	384,655
		6,880,868
Insurance Brokers - 0.4%
BRP Group Inc., Class A (b)	158,000	3,815,700
	Number of Shares	Fair Value
Goosehead Insurance Inc., Class A	11,244	$513,513
		4,329,213
Interactive Media & Services - 0.0% *
Vimeo Inc. (b)	32,547	195,933
Internet & Direct Marketing Retail - 0.3%
Fiverr International Ltd. (b)	11,006	378,496
Overstock.com Inc. (b)	30,398	760,254
Porch Group Inc. (b)	68,570	175,539
Revolve Group Inc. (b)	42,206	1,093,558
ThredUp Inc., Class A (b)	65,232	163,080
		2,570,927
Internet Services & Infrastructure - 0.2%
Squarespace Inc., Class A (b)	39,555	827,491
Switch Inc., Class A	48,984	1,640,964
		2,468,455
Investment Banking & Brokerage - 1.0%
Piper Sandler Cos.	16,640	1,886,310
Raymond James Financial Inc.	65,239	5,833,019
Stifel Financial Corp.	39,173	2,194,472
		9,913,801
IT Consulting & Other Services - 0.7%
Globant S.A. (b)	13,226	2,301,324
Grid Dynamics Holdings Inc. (b)	55,629	935,680
Perficient Inc. (b)	8,360	766,528
Unisys Corp. (b)	248,470	2,989,094
		6,992,626
Leisure Products - 1.7%
Malibu Boats Inc., Class A (b)	131,682	6,940,958
Polaris Inc.	100,035	9,931,475
		16,872,433
Life & Health Insurance - 0.3%
American Equity Investment Life Holding Co.	52,867	1,933,346
Trupanion Inc. (b)	25,504	1,536,871
		3,470,217
Life Sciences Tools & Services - 2.9%
Azenta Inc.	44,231	3,189,055
Bruker Corp.	85,573	5,370,562
ICON PLC (b)	24,469	5,302,432
Medpace Holdings Inc. (b)	8,579	1,284,019
Repligen Corp. (b)	36,070	5,857,768
Syneos Health Inc. (b)	109,913	7,878,564
		28,882,400
Managed Healthcare - 0.1%
Progyny Inc. (b)	23,946	695,631
Marine - 0.2%
Kirby Corp. (b)	25,792	1,569,185
Metal & Glass Containers - 0.4%
TriMas Corp.	146,500	4,056,585
Multi-Line Insurance - 0.3%
Horace Mann Educators Corp.	70,594	2,709,398

See Notes to Schedule of Investments.
8	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Multi-Utilities - 0.2%
Avista Corp.	34,355	$1,494,786
Office REITs - 0.9%
Corporate Office Properties Trust	42,952	1,124,913
Cousins Properties Inc.	144,659	4,228,382
Easterly Government Properties Inc.	166,294	3,166,238
		8,519,533
Office Services & Supplies - 1.0%
MSA Safety Inc.	80,776	9,779,550
Oil & Gas Drilling - 0.1%
Helmerich & Payne Inc.	26,008	1,119,904
Oil & Gas Equipment & Services - 0.5%
ChampionX Corp.	86,695	1,720,896
Oil States International Inc. (b)	613,264	3,323,891
		5,044,787
Oil & Gas Exploration & Production - 1.4%
Denbury Inc. (b)	20,661	1,239,453
Northern Oil & Gas Inc.	99,137	2,504,201
PDC Energy Inc.	152,955	9,423,558
Southwestern Energy Co. (b)	214,140	1,338,375
		14,505,587
Oil & Gas Refining & Marketing - 0.2%
HF Sinclair Corp.	42,977	1,940,841
Packaged Foods & Meats - 2.8%
Calavo Growers Inc.	43,436	1,812,150
Freshpet Inc. (b)	60,766	3,153,148
Hostess Brands Inc. (b)	245,500	5,207,055
J&J Snack Foods Corp.	25,000	3,491,500
Lancaster Colony Corp.	45,000	5,795,100
Sanderson Farms Inc.	3,522	759,096
The Simply Good Foods Co. (b)	127,000	4,796,790
Utz Brands Inc.	230,500	3,185,510
		28,200,349
Paper Packaging - 0.1%
Ranpak Holdings Corp. (b)	87,820	614,740
Personal Products - 0.6%
BellRing Brands Inc. (b)	66,126	1,645,876
elf Beauty Inc. (b)	132,905	4,077,526
		5,723,402
Pharmaceuticals - 0.0% *
ANI Pharmaceuticals Inc. (b)	16,392	486,351
Property & Casualty Insurance - 2.2%
AMERISAFE Inc.	42,105	2,189,881
Argo Group International Holdings Ltd.	140,661	5,184,765
James River Group Holdings Ltd.	97,000	2,403,660
Palomar Holdings Inc. (b)	39,500	2,543,800
RLI Corp.	36,192	4,219,625
Selective Insurance Group Inc.	64,000	5,564,160
		22,105,891
	Number of Shares	Fair Value
Publishing - 1.1%
John Wiley & Sons Inc., Class A	221,862	$10,596,129
Regional Banks - 8.3%
1st Source Corp.	37,093	1,684,022
Bank OZK	46,211	1,734,299
BankUnited Inc.	41,947	1,492,055
Banner Corp.	15,184	853,493
Cadence Bank	60,299	1,415,820
Community Bank System Inc.	41,500	2,626,120
Cullen/Frost Bankers Inc.	36,215	4,217,237
CVB Financial Corp.	118,000	2,927,580
Enterprise Financial Services Corp.	35,568	1,476,072
Equity Bancshares Inc., Class A	25,882	754,719
FB Financial Corp.	19,171	751,887
First Interstate BancSystem Inc., Class A	70,194	2,675,093
Fulton Financial Corp.	204,793	2,959,259
German American Bancorp Inc.	59,000	2,016,620
Home BancShares Inc.	36,418	756,402
HomeStreet Inc.	56,646	1,963,917
Independent Bank Corp.	118,721	9,430,009
Meta Financial Group Inc.	5,356	207,116
National Bank Holdings Corp., Class A	60,074	2,299,032
Origin Bancorp Inc.	49,731	1,929,563
PacWest Bancorp	55,675	1,484,295
Peapack-Gladstone Financial Corp.	39,208	1,164,478
Pinnacle Financial Partners Inc.	18,685	1,351,112
Prosperity Bancshares Inc.	117,026	7,989,365
Renasant Corp.	142,937	4,118,015
Sandy Spring Bancorp Inc.	34,389	1,343,578
Stock Yards Bancorp Inc.	28,500	1,704,870
Texas Capital Bancshares Inc. (b)	31,512	1,658,792
UMB Financial Corp.	59,000	5,079,900
United Community Banks Inc.	41,149	1,242,288
Washington Federal Inc.	32,691	981,384
Washington Trust Bancorp Inc.	22,500	1,088,325
Westamerica BanCorp	62,067	3,454,649
Western Alliance Bancorp	56,179	3,966,237
Wintrust Financial Corp.	27,811	2,229,052
		83,026,655
Research & Consulting Services - 0.5%
Exponent Inc.	16,428	1,502,669
Resources Connection Inc.	175,852	3,582,105
		5,084,774
Residential REITs - 0.3%
NexPoint Residential Trust Inc.	41,080	2,567,911
Restaurants - 1.0%
Bloomin' Brands Inc.	62,971	1,046,578
Shake Shack Inc., Class A (b)	34,500	1,362,060
Texas Roadhouse Inc.	38,025	2,783,430
The Cheesecake Factory Inc.	69,015	1,823,376
Wingstop Inc.	45,500	3,402,035
		10,417,479
Retail REITs - 0.2%
Kite Realty Group Trust	102,336	1,769,389

See Notes to Schedule of Investments.
State Street Institutional Small-Cap Equity Fund	9

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Number of Shares	Fair Value
The Macerich Co.	47,701	$415,476
		2,184,865
Security & Alarm Services - 1.1%
The Brink's Co.	177,106	10,752,105
Semiconductor Equipment - 1.4%
CMC Materials Inc.	49,361	8,613,001
Ichor Holdings Ltd. (b)	37,267	968,197
Onto Innovation Inc. (b)	58,153	4,055,590
		13,636,788
Semiconductors - 0.8%
Diodes Inc. (b)	11,779	760,570
MaxLinear Inc. (b)	24,059	817,525
Power Integrations Inc.	19,139	1,435,616
Semtech Corp. (b)	80,387	4,418,873
SMART Global Holdings Inc. (b)	59,210	969,268
		8,401,852
Soft Drinks - 0.3%
Primo Water Corp.	238,533	3,191,572
Zevia PBC, Class A (b)	55,000	154,550
		3,346,122
Specialized Consumer Services - 0.2%
European Wax Center Inc., Class A	68,000	1,198,160
OneSpaWorld Holdings Ltd. (b)	154,789	1,109,837
		2,307,997
Specialized REITs - 0.3%
National Storage Affiliates Trust	33,330	1,668,833
PotlatchDeltic Corp.	24,728	1,092,730
		2,761,563
Specialty Chemicals - 4.1%
Avient Corp.	151,357	6,066,389
HB Fuller Co.	13,901	836,979
Ingevity Corp. (b)	213,646	13,489,609
Innospec Inc.	42,000	4,023,180
Quaker Chemical Corp.	22,287	3,332,352
Sensient Technologies Corp.	36,990	2,979,914
Stepan Co.	105,986	10,741,681
		41,470,104
Specialty Stores - 0.8%
Five Below Inc. (b)	15,106	1,713,474
	Number of Shares	Fair Value
Leslie's Inc. (b)	180,000	$2,732,400
National Vision Holdings Inc. (b)	29,404	808,610
Sally Beauty Holdings Inc. (b)	192,000	2,288,640
		7,543,124
Steel - 0.4%
Carpenter Technology Corp.	29,709	829,178
Commercial Metals Co.	94,844	3,139,337
		3,968,515
Systems Software - 0.8%
Ping Identity Holding Corp. (b)	190,060	3,447,688
Tenable Holdings Inc. (b)	98,500	4,472,885
		7,920,573
Technology Hardware, Storage & Peripherals - 0.9%
Corsair Gaming Inc. (b)	109,176	1,433,481
Pure Storage Inc., Class A (b)	290,620	7,471,840
		8,905,321
Thrifts & Mortgage Finance - 0.7%
Flagstar Bancorp Inc.	18,165	643,949
WSFS Financial Corp.	154,727	6,203,006
		6,846,955
Trading Companies & Distributors - 2.0%
Applied Industrial Technologies Inc.	85,298	8,203,108
McGrath RentCorp.	15,427	1,172,452
Transcat Inc. (b)	18,000	1,022,580
Univar Solutions Inc. (b)	376,556	9,364,948
		19,763,088
Trucking - 0.5%
Saia Inc. (b)	27,607	5,190,116
Total Common Stock (Cost $812,900,004)		942,435,120
Short-Term Investments - 5.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.47% (a)(c)(d) (Cost $55,377,440)	55,377,440	55,377,440
Total Investments (Cost $868,277,444)		997,812,560
Other Assets and Liabilities, net - 0.4%		3,657,170
NET ASSETS - 100.0%		$1,001,469,730

Other Information:

The Fund had the following long futures contracts open at June 30, 2022:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	September 2022	10,800	$18,740,677	$18,446,400	$(294,277)
See Notes to Schedule of Investments.
10	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
June 30, 2022 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2022, all or a portion of this security was pledged to cover collateral requirements for futures.
(b)	Non-income producing security.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2022.
*	Less than 0.05%.

Abbreviations:
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$942,435,120	$—	$—	$942,435,120
Short-Term Investments	55,377,440	—	—	55,377,440
Total Investments in Securities	$997,812,560	$—	$—	$997,812,560
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(294,277)	—	—	(294,277)
Total Other Financial Instruments	$(294,277)	$—	$—	$(294,277)

Affiliate Table

	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	49,748,651	$49,748,651	$272,007,705	$266,378,916	$—	$—	55,377,440	$55,377,440	$109,367
See Notes to Schedule of Investments.
State Street Institutional Small-Cap Equity Fund	11

State Street Institutional Funds
Notes to Schedule of Investments
June 30, 2022 (Unaudited)

Security Valuation
Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•Equity investments (including preferred stocks and registered investment companies that are exchange traded (funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2022 is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily
12

State Street Institutional Funds
Notes to Schedule of Investments
June 30, 2022 (Unaudited)

change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
For the period ended June 30, 2022 the following Funds entered into futures contracts for strategies listed below:
Fund	Strategies
State Street Institutional U.S. Equity Fund	Equitization of Cash
State Street Institutional Premier Growth Equity Fund	Equitization of Cash
State Street Institutional Small-Cap Equity Fund	Equitization of Cash

13